Fair value measurement - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange risk
Amount of exchange gain (loss) recognised	$ (132)	$ (33)	$ (72)
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	26.00%	24.00%
Percentage of financial liabilities in other than functional currencies	63.00%	57.00%